14. Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and Other Receivables

14.        Trade and other receivables

The trade receivables as of December 31, 2018 and 2017, of €210 and €580, respectively, are all due in the short-term, do not bear interest and are not impaired. As of December 31, 2017, receivables of €219 were overdue. Other receivables are all due short-term and mainly comprise value-added tax receivables of €839 (2017: €186).